Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Revenue	$ 1,853,597	$ 2,406,391	$ 9,362,022	$ 2,532,499
Operating expenses:
Direct costs and expenses	1,367,860	1,573,441	5,983,475	1,740,884
Research and development	367,386	393,639	1,461,227	1,467,936
Clinical development	138,353	48,960	321,655	256,661
Selling, general and administrative	2,452,549	2,185,944	9,943,473	6,790,654
Depreciation and amortization	154,588	149,637	605,637	249,592
Total operating expenses	4,480,736	4,351,621	18,315,467	10,505,727
Loss from operations	(2,627,139)	(1,945,230)	(8,953,445)	(7,973,228)
Other income (expense):
Interest income	542	6,127	17,610	122,131
Interest expense	(15,485)	(23,550)	(92,475)	(37,125)
Other income	2	4,510	10,323	3,325
Other expense	(9,642)		(10,194)	(31,121)
Total other expense	(24,583)	(12,913)	(74,736)	57,210
Loss before income taxes	(2,651,722)	(1,958,143)	(9,028,181)	(7,916,018)
Income tax expense	(8,695)	(3,672)	(11,650)	(20,993)
Net loss	$ (2,660,417)	$ (1,961,815)	$ (9,039,831)	$ (7,937,011)
Net loss per common share, basic	$ (0.16)	$ (0.20)	$ (0.75)	$ (0.91)
Net loss per common share, diluted	$ (0.16)	$ (0.20)	$ (0.75)	$ (0.91)
Weighted average common shares outstanding, basic	16,257,456	9,915,426	12,125,029	8,747,509
Weighted average common shares outstanding, diluted	16,257,456	9,915,426	12,125,029	8,747,509